SCHEDULE OF CURRENT AND DEFERRED COMPONENTS OF THE INCOME TAX EXPENSE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Current tax benefit (expense)	$ (587)	$ (2,294)
Deferred tax benefit (expense)	91,363	251,005
Income tax benefit (expense)	$ 90,776	$ 248,711